Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	NORTHERN LIGHTS FUND TRUST II
Central Index Key	0001518042
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Apr 1, 2013
Prospectus Date	Apr 1, 2013

Innealta Capital Country Rotation Fund | Innealta Capital Country Rotation Fund
Innealta Capital Country Rotation Fund
Investment Objective.
The investment objectives of the Innealta Capital Country Rotation Fund (the “Fund”) are capital appreciation and current income, consistent with the preservation of capital.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Innealta Capital Country Rotation Fund	Innealta Capital Country Rotation Fund Class N	Innealta Capital Country Rotation Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Innealta Capital Country Rotation Fund		Innealta Capital Country Rotation Fund Class N	Innealta Capital Country Rotation Fund Class I
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		1.87%	1.87%
Acquired Fund Fees and Expenses	[1]	20.50%	0.25%
Total Annual Fund Operating Expenses		3.37%	3.12%
Fee Waiver/Expense Reimbursement		(1.63%)	(1.63%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.74%	1.49%
[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between Al Frank Asset Management, Inc. (the Innealta Capital division) (the " Adviser ") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.49%, and 1.24%,of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2014. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Innealta Capital Country Rotation Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Innealta Capital Country Rotation Fund Class N	177	884	1,615	3,548
Innealta Capital Country Rotation Fund Class I	152	810	1,493	3,316

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   From the Fund’s commencement of operations, December 30, 2011, through November 30, 2012 the Fund’s portfolio turnover rate was 97 % of the average value of the portfolio.

Principal Investment Strategies.

The Innealta Country Rotation strategy is based on a quantitatively driven, tactical asset allocation (TAA) approach that potentially invests in up to twenty equally weighted countries based on the specific risk/reward characteristics of each country by investing in representative equity-only exchange-traded funds (ETFs)  (the “Country Allocation Portfolio”). The strategic weight of each country is generally targeted to be 5%, and the countries analyzed for investment include but are not limited to: 1) Australia; 2) Belgium; 3) Canada; 4) China; 5) France; 6) Germany; 7) Hong Kong; 8) Italy; 9) Japan; 10) Korea; 11) Malaysia; 12) Mexico; 13) Netherlands; 14) Singapore; 15) South Africa; 16) Spain; 17) Sweden; 18) Switzerland; 19) Taiwan; 20) United Kingdom, 21) Brazil, 22) Austria, 23) Columbia, 24) Egypt, 25) India, 26) Israel, 27) Peru and 28) Russia.

The strategy uses an econometric multifactor quantitative framework based on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets. The framework was developed in order to produce a tactical asset allocation approach that incorporates both return generation and risk control and that seeks to balance the trade-off between the two. The framework incorporates variables that the Adviser believes have predictive capabilities in regard to equity performance. The Adviser analyzes these variables on an individual equity-market basis, meaning each country is examined distinctly.

The strategy is binary: the portfolio is either entirely in or out of a country at any given time, with the potential investment in each country equal to 5% of portfolio assets. Individual investments in countries are thus equally weighted in the portfolio. Each country is modeled independently and its risk/reward profile is compared to an equal investment in fixed income (the “Fixed Income Portfolio,” to be discussed shortly).  If the expected return per unit of risk of a country is more favorable than that of the Fixed Income Portfolio, the portfolio will invest in the country.  If the expected return per unit of risk of a country is less favorable than that of the Fixed Income Portfolio, the potential allocation—again, 5% is allocated to the Fixed Income Portfolio.

Without specific restriction in regard to either metric, the Fixed Income Portfolio aims to generate above average yield with strict risk controls by investing in those fixed income sectors that we believe have strong risk-adjusted performance potential and eligible exchange traded fund representation. The portfolio is operated within a quantitative framework that ensures the portfolio-level yield, modified duration and volatility are strictly controlled. Assets in the Fixed Income Portfolio are apportioned across a spectrum of fixed income segments, that include but are not limited to: sovereign debt, short-term, intermediate-term and long-term U.S. Treasury Bonds; emerging market debt, short-term and intermediate corporate debt, inflation-protected Treasury bonds; high-yield corporate bonds; and an aggregate bond proxy. The Adviser optimizes across the fixed income sectors seeking to maximize return while simultaneously constraining risk. The Adviser focuses on liquidity, cost and tracking error as primary determinants in its ETF selection.

This strategy seeks to outperform its benchmark  (a composite comprised of 60% MSCI ACWI Ex-U.S Index/40% Barclays Capital U.S. Aggregate Bond Index that is rebalanced quarterly) on a risk-adjusted basis using diversification, active management, style integrity, minimized security selection risk and cost efficiency. The Fund normally intends to invest approximately 98% of its assets in ETFs. A small cash position, generally approximately 2% of the Fund’s assets, will be retained for flexibility, although the Fund reserves the right to invest 100% of its assets in ETFs, or to maintain a larger cash position at any given time. Generally speaking, where the drift from intended allocations exceeds 10%, the Fund rebalances back to target weights on a quarterly basis, although the Fund reserves the right to rebalance more or less frequently, or using drift parameters that are lesser or greater than 10% from the target allocation. The Advis e r may allocate assets between the Country Allocation Portfolio and Fixed Income Portfolio without limitation, meaning up to 100% of the portfolio could be invested in either. The Fund could be 100% invested in equities ETFs if the Adviser were to find twenty sufficiently attractive individual country equity classes. Conversely, if the Adviser could not find a single attractive country equity class, the Fund could be 100% invested in fixed income ETFs.  The Fund is able to invest in fixed income ETFs that hold a range of fixed income securities of varying issuer type, maturity and credit quality.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

·

Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

·

Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

·

High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

·

Foreign Risk. To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

·

Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

·

Emerging Markets Risk.  Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

·

Risks of Small and Medium Sized Companies. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

·

Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

·

Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

·

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

·

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

·

Limited Operating History. The Fund has a limited history of operation . Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

·

Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

·

Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

Performance.

~~The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2012 compare with those of a broad measure of market performance.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-USE-ETFS.~~

Class I Shares 1 Calendar Year Returns as of December 31,

[1] The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

During the period shown in the bar chart, the best performance for a quarter was 4.61% (for the quarter ended September 30, 2012).  The worst performance was 1.40% (for the quarter ended March 31, 2012).

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Returns Innealta Capital Country Rotation Fund		1 Year	Since Inception		Inception Date
Innealta Capital Country Rotation Fund Class I		9.71%	9.68%	[1]	Dec 30, 2011
Innealta Capital Country Rotation Fund Class N		9.44%	9.41%	[1]	Dec 30, 2011
After Taxes on Distributions Innealta Capital Country Rotation Fund Class I	[2]	8.51%	8.49%	[1]
After Taxes on Distributions and Sale of Fund Shares Innealta Capital Country Rotation Fund Class I		6.31%	7.55%	[1]
MSCI World Index ex USA Net (USD)		16.83%	16.78%
Barclays Aggregate Bond Index		4.22%	4.20%
Innealta Capital Country Blend Index (reflects no deduction for fees, expenses or taxes)		12.02%	11.98%
[1]	The Fund commenced operations on December 30, 2011.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The MSCI All Country World ex USA Net Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Blended Benchmark Index represents a blend of 60% MSCI All Country World ex USA Net Index and 40% Barclays Capital Aggregate Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Innealta Capital Country Rotation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Innealta Capital Country Rotation Fund (the “Fund”) are capital appreciation and current income, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   From the Fund’s commencement of operations, December 30, 2011, through November 30, 2012 the Fund’s portfolio turnover rate was 97 % of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Innealta Country Rotation strategy is based on a quantitatively driven, tactical asset allocation (TAA) approach that potentially invests in up to twenty equally weighted countries based on the specific risk/reward characteristics of each country by investing in representative equity-only exchange-traded funds (ETFs)  (the “Country Allocation Portfolio”). The strategic weight of each country is generally targeted to be 5%, and the countries analyzed for investment include but are not limited to: 1) Australia; 2) Belgium; 3) Canada; 4) China; 5) France; 6) Germany; 7) Hong Kong; 8) Italy; 9) Japan; 10) Korea; 11) Malaysia; 12) Mexico; 13) Netherlands; 14) Singapore; 15) South Africa; 16) Spain; 17) Sweden; 18) Switzerland; 19) Taiwan; 20) United Kingdom, 21) Brazil, 22) Austria, 23) Columbia, 24) Egypt, 25) India, 26) Israel, 27) Peru and 28) Russia.

The strategy uses an econometric multifactor quantitative framework based on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets. The framework was developed in order to produce a tactical asset allocation approach that incorporates both return generation and risk control and that seeks to balance the trade-off between the two. The framework incorporates variables that the Adviser believes have predictive capabilities in regard to equity performance. The Adviser analyzes these variables on an individual equity-market basis, meaning each country is examined distinctly.

The strategy is binary: the portfolio is either entirely in or out of a country at any given time, with the potential investment in each country equal to 5% of portfolio assets. Individual investments in countries are thus equally weighted in the portfolio. Each country is modeled independently and its risk/reward profile is compared to an equal investment in fixed income (the “Fixed Income Portfolio,” to be discussed shortly).  If the expected return per unit of risk of a country is more favorable than that of the Fixed Income Portfolio, the portfolio will invest in the country.  If the expected return per unit of risk of a country is less favorable than that of the Fixed Income Portfolio, the potential allocation—again, 5% is allocated to the Fixed Income Portfolio.

Without specific restriction in regard to either metric, the Fixed Income Portfolio aims to generate above average yield with strict risk controls by investing in those fixed income sectors that we believe have strong risk-adjusted performance potential and eligible exchange traded fund representation. The portfolio is operated within a quantitative framework that ensures the portfolio-level yield, modified duration and volatility are strictly controlled. Assets in the Fixed Income Portfolio are apportioned across a spectrum of fixed income segments, that include but are not limited to: sovereign debt, short-term, intermediate-term and long-term U.S. Treasury Bonds; emerging market debt, short-term and intermediate corporate debt, inflation-protected Treasury bonds; high-yield corporate bonds; and an aggregate bond proxy. The Adviser optimizes across the fixed income sectors seeking to maximize return while simultaneously constraining risk. The Adviser focuses on liquidity, cost and tracking error as primary determinants in its ETF selection.

This strategy seeks to outperform its benchmark  (a composite comprised of 60% MSCI ACWI Ex-U.S Index/40% Barclays Capital U.S. Aggregate Bond Index that is rebalanced quarterly) on a risk-adjusted basis using diversification, active management, style integrity, minimized security selection risk and cost efficiency. The Fund normally intends to invest approximately 98% of its assets in ETFs. A small cash position, generally approximately 2% of the Fund’s assets, will be retained for flexibility, although the Fund reserves the right to invest 100% of its assets in ETFs, or to maintain a larger cash position at any given time. Generally speaking, where the drift from intended allocations exceeds 10%, the Fund rebalances back to target weights on a quarterly basis, although the Fund reserves the right to rebalance more or less frequently, or using drift parameters that are lesser or greater than 10% from the target allocation. The Advis e r may allocate assets between the Country Allocation Portfolio and Fixed Income Portfolio without limitation, meaning up to 100% of the portfolio could be invested in either. The Fund could be 100% invested in equities ETFs if the Adviser were to find twenty sufficiently attractive individual country equity classes. Conversely, if the Adviser could not find a single attractive country equity class, the Fund could be 100% invested in fixed income ETFs.  The Fund is able to invest in fixed income ETFs that hold a range of fixed income securities of varying issuer type, maturity and credit quality.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

·

Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

·

Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

·

High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

·

Foreign Risk. To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

·

Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

·

Emerging Markets Risk.  Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

·

Risks of Small and Medium Sized Companies. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

·

Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

·

Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

·

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

·

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

·

Limited Operating History. The Fund has a limited history of operation . Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

·

Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

·

Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

~~The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2012 compare with those of a broad measure of market performance.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-USE-ETFS.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Fund by showing how the Fund's average annual returns through December 31, 2012 compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Net Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. The Blended Benchmark Index represents a blend of 60% MSCI All Country World ex USA Net Index and 40% Barclays Capital Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-USE-ETFS
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares 1 Calendar Year Returns as of December 31,
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 4.61% (for the quarter ended September 30, 2012).  The worst performance was 1.40% (for the quarter ended March 31, 2012).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.40%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The MSCI All Country World ex USA Net Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Blended Benchmark Index represents a blend of 60% MSCI All Country World ex USA Net Index and 40% Barclays Capital Aggregate Bond Index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
MSCI World Index ex USA Net (USD)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	16.78%
Barclays Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Innealta Capital Country Blend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.02%
Since Inception	rr_AverageAnnualReturnSinceInception	11.98%
Innealta Capital Country Rotation Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.12%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	810
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,316
Annual Return 2012	rr_AnnualReturn2012	9.71%
1 Year	rr_AverageAnnualReturnYear01	9.71%
Since Inception	rr_AverageAnnualReturnSinceInception	9.68%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Innealta Capital Country Rotation Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.51%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%	[3],[4]
Innealta Capital Country Rotation Fund Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%	[3]
Innealta Capital Country Rotation Fund Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	20.50%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,548
1 Year	rr_AverageAnnualReturnYear01	9.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011

[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between Al Frank Asset Management, Inc. (the Innealta Capital division) (the " Adviser ") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.49%, and 1.24%,of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2014. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.
[3]	The Fund commenced operations on December 30, 2011.
[4]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Innealta Capital Sector Rotation Fund | Innealta Capital Sector Rotation Fund
Innealta Capital Sector Rotation Fund
Investment Objective.
The investment objectives of the Innealta Capital Sector Rotation Fund (the “Fund”) are capital appreciation and current income, consistent with the preservation of capital.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Innealta Capital Sector Rotation Fund	Innealta Capital Sector Rotation Fund Class N	Innealta Capital Sector Rotation Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Innealta Capital Sector Rotation Fund		Innealta Capital Sector Rotation Fund Class N	Innealta Capital Sector Rotation Fund Class I
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.82%	0.82%
Acquired Fund Fees and Expenses	[1]	0.22%	0.22%
Total Annual Fund Operating Expenses		2.29%	2.04%
Fee Waiver/Expense Reimbursement		(0.58%)	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.71%	1.46%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between Al Frank Asset Management, Inc. (the Innealta Capital division) (the " Adviser ") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.49%, and 1.24%,of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2014 . This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Innealta Capital Sector Rotation Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Innealta Capital Sector Rotation Fund Class N	174	660	1,172	2,581
Innealta Capital Sector Rotation Fund Class I	149	584	1,045	2,323

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   From the Fund’s commencement of operations, December 30, 2011, through November 30, 2012 the Fund’s portfolio turnover rate was 56% of the average value of the portfolio.

Principal Investment Strategies.

 The Innealta Sector Rotation strategy is based on a quantitately driven, tactical asset allocation (TAA) approach that potentially invests in up to 10 sectors as currently defined by the S&P 500 Global Industry Classification Structure (GICS) based one specific risk/reward characteristics of each sector by investing in representative exchange-traded funds (ETFs) (the “Sector Allocation Portfolio”). The strategic weight of each sector is generally targeted to be 10%, and the sectors include, but are not limited to: 1) Consumer Discretionary; 2) Consumer Staples; 3) Energy; 4) Financials; 5) Health Care; 6) Industrials; 7) Information Technology; 8) Materials; 9) Telecom Services; and 10) Utilities.

The strategy uses an econometric multifactor quantitative framework based on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets. The framework was developed in order to produce a tactical asset allocation approach that incorporates both return generation and risk control and that seeks to balance the trade-off between the two. The framework incorporates variables that the Adviser believes have predictive capabilities in regard to equity performance. The Adviser analyzes these variables on an individual equity-market basis, meaning each sector is examined distinctly.

The strategy is binary: the portfolio is either entirely in or out of a sector at any given time, with the potential investment in each sector equal to 10% of portfolio assets. Individual investments in sectors are thus equally weighted in the portfolio. Each sector is modeled independently and its risk/reward profile is compared to an equal investment in fixed income (the “Fixed Income Portfolio,” to be discussed shortly).  If the expected return per unit of risk of a sector is more favorable than that of the Fixed Income Portfolio, the portfolio will invest in the sector. If the expected return per unit of risk of a sector is less favorable than that of the Fixed Income Portfolio, the potential allocation—again, 10% is allocated to the Fixed Income Portfolio.

Without specific restriction in regard to either metric, the Fixed Income Portfolio aims to generate above average yield with strict risk controls by investing in those fixed income sectors that we believe have strong risk-adjusted performance potential and eligible exchange traded fund representation. The portfolio is operated within a quantitative framework that ensures the portfolio-level yield, modified duration and volatility are strictly controlled. Assets in the Fixed Income Portfolio are apportioned across a spectrum of fixed income segments, that include but are not limited to: sovereign debt, short-term, intermediate-term and long-term U.S. Treasury Bonds; emerging market debt, short-term and intermediate corporate debt, inflation-protected Treasury bonds; high-yield corporate bonds; and an aggregate bond proxy. The Adviser optimizes across the fixed income sectors seeking to maximize return while simultaneously constraining risk. The Adviser focuses on liquidity, cost and tracking error as primary determinants in its ETF selection.

This strategy seeks to outperform its benchmark  (a composite comprised of Barclays Capital US Aggregate (40%), S&P 500 - Total Return (60%) that is rebalanced quarterly) on a risk-adjusted basis using diversification, active management, style integrity, minimized security selection risk and cost efficiency. The Fund normally intends to invest approximately 98% of its assets in ETFs. A small cash position, generally approximately 2% of the Fund’s assets, will be retained for flexibility, although the Fund reserves the right to invest 100% of its assets in ETFs, or to maintain a larger cash position at any given time. Generally speaking, where the drift from intended allocations exceeds 10%, the Fund rebalances back to target weights on a quarterly basis, although the Fund reserves the right to rebalance more or less frequently, or using drift parameters that are lesser or greater than 10% from the target allocation. The Adviser may allocate assets between the Sector Allocation Portfolio and Fixed Income Portfolio without limitation, meaning up to 100% of the portfolio could be invested in either. The Fund could be 100% invested in equities ETFs if the Adviser were to find twenty sufficiently attractive individual country equity classes. Conversely, if the Adviser could not find a single attractive country equity class, the Fund could be 100% invested in fixed income ETFs.  The Fund is able to invest in fixed income ETFs that hold a range of fixed income securities of varying issuer type, maturity and credit quality.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

·

Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

·

Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

·

High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

·

Risks of Small and Medium Sized Companies. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

·

Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

·

Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

·

Emerging Markets Risk. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

·

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

·

Foreign Risk. To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

·

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

·

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

·

Limited Operating History. The Fund has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

·

Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

·

Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2012 compare with those of a broad measure of market performance.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-USE-ETFS.

Class I Shares 1 Calendar Year Returns as of December 31,

[1] The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

During the period shown in the bar chart, the best performance for a quarter was 4.18% (for the quarter ended September 30, 2012).  The worst performance was 1.00% (for the quarter ended March 31, 2012).

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Returns Innealta Capital Sector Rotation Fund		1 Year	Since Inception		Inception Date
Innealta Capital Sector Rotation Fund Class I		8.62%	8.60%	[1]	Dec 30, 2011
Innealta Capital Sector Rotation Fund Class N		8.28%	8.26%	[1]	Dec 30, 2011
After Taxes on Distributions Innealta Capital Sector Rotation Fund Class I	[2]	7.45%	7.43%	[1]
After Taxes on Distributions and Sale of Fund Shares Innealta Capital Sector Rotation Fund Class I		5.60%	6.64%	[1]
S&P 500 Total Return Index		16.00%	15.96%
Barclays Aggregate Bond Index		4.22%	4.20%
Innealta Sector Rotation Blend Index (reflects no deduction for fees, expenses or taxes)		11.31%	11.28%
[1]	The Fund commenced operations on December 30, 2011.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Blended Benchmark Index represents a blend of 60% S&P 500 and 40% Barclays Capital Aggregate Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Innealta Capital Sector Rotation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Innealta Capital Sector Rotation Fund (the “Fund”) are capital appreciation and current income, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   From the Fund’s commencement of operations, December 30, 2011, through November 30, 2012 the Fund’s portfolio turnover rate was 56% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Innealta Sector Rotation strategy is based on a quantitately driven, tactical asset allocation (TAA) approach that potentially invests in up to 10 sectors as currently defined by the S&P 500 Global Industry Classification Structure (GICS) based one specific risk/reward characteristics of each sector by investing in representative exchange-traded funds (ETFs) (the “Sector Allocation Portfolio”). The strategic weight of each sector is generally targeted to be 10%, and the sectors include, but are not limited to: 1) Consumer Discretionary; 2) Consumer Staples; 3) Energy; 4) Financials; 5) Health Care; 6) Industrials; 7) Information Technology; 8) Materials; 9) Telecom Services; and 10) Utilities.

The strategy uses an econometric multifactor quantitative framework based on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets. The framework was developed in order to produce a tactical asset allocation approach that incorporates both return generation and risk control and that seeks to balance the trade-off between the two. The framework incorporates variables that the Adviser believes have predictive capabilities in regard to equity performance. The Adviser analyzes these variables on an individual equity-market basis, meaning each sector is examined distinctly.

The strategy is binary: the portfolio is either entirely in or out of a sector at any given time, with the potential investment in each sector equal to 10% of portfolio assets. Individual investments in sectors are thus equally weighted in the portfolio. Each sector is modeled independently and its risk/reward profile is compared to an equal investment in fixed income (the “Fixed Income Portfolio,” to be discussed shortly).  If the expected return per unit of risk of a sector is more favorable than that of the Fixed Income Portfolio, the portfolio will invest in the sector. If the expected return per unit of risk of a sector is less favorable than that of the Fixed Income Portfolio, the potential allocation—again, 10% is allocated to the Fixed Income Portfolio.

Without specific restriction in regard to either metric, the Fixed Income Portfolio aims to generate above average yield with strict risk controls by investing in those fixed income sectors that we believe have strong risk-adjusted performance potential and eligible exchange traded fund representation. The portfolio is operated within a quantitative framework that ensures the portfolio-level yield, modified duration and volatility are strictly controlled. Assets in the Fixed Income Portfolio are apportioned across a spectrum of fixed income segments, that include but are not limited to: sovereign debt, short-term, intermediate-term and long-term U.S. Treasury Bonds; emerging market debt, short-term and intermediate corporate debt, inflation-protected Treasury bonds; high-yield corporate bonds; and an aggregate bond proxy. The Adviser optimizes across the fixed income sectors seeking to maximize return while simultaneously constraining risk. The Adviser focuses on liquidity, cost and tracking error as primary determinants in its ETF selection.

This strategy seeks to outperform its benchmark  (a composite comprised of Barclays Capital US Aggregate (40%), S&P 500 - Total Return (60%) that is rebalanced quarterly) on a risk-adjusted basis using diversification, active management, style integrity, minimized security selection risk and cost efficiency. The Fund normally intends to invest approximately 98% of its assets in ETFs. A small cash position, generally approximately 2% of the Fund’s assets, will be retained for flexibility, although the Fund reserves the right to invest 100% of its assets in ETFs, or to maintain a larger cash position at any given time. Generally speaking, where the drift from intended allocations exceeds 10%, the Fund rebalances back to target weights on a quarterly basis, although the Fund reserves the right to rebalance more or less frequently, or using drift parameters that are lesser or greater than 10% from the target allocation. The Adviser may allocate assets between the Sector Allocation Portfolio and Fixed Income Portfolio without limitation, meaning up to 100% of the portfolio could be invested in either. The Fund could be 100% invested in equities ETFs if the Adviser were to find twenty sufficiently attractive individual country equity classes. Conversely, if the Adviser could not find a single attractive country equity class, the Fund could be 100% invested in fixed income ETFs.  The Fund is able to invest in fixed income ETFs that hold a range of fixed income securities of varying issuer type, maturity and credit quality.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

·

Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

·

Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

·

High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

·

Risks of Small and Medium Sized Companies. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

·

Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

·

Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

·

Emerging Markets Risk. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

·

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

·

Foreign Risk. To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

·

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

·

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

·

Limited Operating History. The Fund has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

·

Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

·

Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2012 compare with those of a broad measure of market performance.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-USE-ETFS.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Fund by showing how the Fund's average annual returns through December 31, 2012 compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. The Blended Benchmark Index represents a blend of 60% S&P 500 and 40% Barclays Capital Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-USE-ETFS
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares 1 Calendar Year Returns as of December 31,
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 4.18% (for the quarter ended September 30, 2012).  The worst performance was 1.00% (for the quarter ended March 31, 2012).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.00%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Blended Benchmark Index represents a blend of 60% S&P 500 and 40% Barclays Capital Aggregate Bond Index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
S&P 500 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	15.96%
Barclays Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Innealta Sector Rotation Blend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%
Since Inception	rr_AverageAnnualReturnSinceInception	11.28%
Innealta Capital Sector Rotation Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,323
Annual Return 2012	rr_AnnualReturn2012	8.62%
1 Year	rr_AverageAnnualReturnYear01	8.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Innealta Capital Sector Rotation Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.45%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%	[3],[4]
Innealta Capital Sector Rotation Fund Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[3]
Innealta Capital Sector Rotation Fund Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.71%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,581
1 Year	rr_AverageAnnualReturnYear01	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011

[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between Al Frank Asset Management, Inc. (the Innealta Capital division) (the " Adviser ") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.49%, and 1.24%,of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2014 . This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.
[3]	The Fund commenced operations on December 30, 2011.
[4]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Linde Hansen Contrarian Value Fund | Linde Hansen Contrarian Value Fund
Linde Hansen Contrarian Value Fund
Investment Objective.
The primary investment objective of the Linde Hansen Contrarian Value Fund (the “Fund”) is long-term growth of capital, with income as a secondary objective.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 8 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Linde Hansen Contrarian Value Fund	Linde Hansen Contrarian Value Fund Class A Shares		Linde Hansen Contrarian Value Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none
Maximum Deferred Sales Charge (Load)	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%
[1]	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a maximum CDSC of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Linde Hansen Contrarian Value Fund		Linde Hansen Contrarian Value Fund Class A Shares	Linde Hansen Contrarian Value Fund Class I Shares
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	1.59%	1.59%
Total Annual Fund Operating Expenses		2.84%	2.59%
Fee Waiver/Expense Reimbursement		(1.44%)	(1.44%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.40%	1.15%
[1]	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a maximum CDSC of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	Pursuant to an operating expense limitation agreement between Linde, Hansen & Co., LLC (the " Adviser ") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs, taxes or extraordinary expenses) for the Fund do not exceed 1.40% and 1.15%, of the Fund's average net assets, for Class A and Class I shares, respectively, through March 31, 2014. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Linde Hansen Contrarian Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Linde Hansen Contrarian Value Fund Class A Shares	560	1,230	1,824	3,427
Linde Hansen Contrarian Value Fund Class I Shares	117	668	1,246	2,817

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 7 % of the average value of the portfolio.

Principal Investment Strategies.

In order to accomplish the Fund’s objectives, the ~~Adviser will use its disciplined, contrarian value strategy to invest in equities (primarily common stock, but the Fund may also invest in American Depository Receipts (ADRs), preferred stock and/or other securities convertible into common stock), traded on U.S. based exchanges; building concentrated, long-only portfolios.  The Adviser will not buy any securities on exchanges located outside of the United States.  The Adviser will not sell common stock short nor will it use derivatives as part of its strategy.~~

~~The Adviser believes owning undervalued securities of companies expected to realize an improving trend in profitability will, over time, generate strong real-returns and control risk.  The Adviser targets for initial purchase the securities of companies traded on U.S. based exchanges with an equity market capitalization of $200 million or larger.  The Adviser places no limits with regard to capitalization exposure.~~

~~The Adviser , is a contrarian, value-oriented, bottom-up, fundamental research investment manager. The Adviser strives to identify situations where the common stock price is not currently reflecting the true earnings potential of the underlying company.  Generally these situations arise when a company has fallen upon financial adversity and the consensus agrees that recovery is unlikely.  This creates an opportunity for the Adviser to identify changes occurring at the company or within the industry (catalysts) that it believes will enable profitability to return to normal levels.  The Adviser’s investment process enables it to take positions in these companies - contrary to consensus thought - when detailed analysis supports the case.~~

~~Its investment process begins with proprietary screens designed to identify undervalued equity securities traded on U.S. based exchanges.  Those equities that are attractive from a valuation basis become candidates for further research. Should a value-enhancing catalyst or “special situation” (for example, new management, restructuring, reorganization, acquisition, divestiture, new product, consolidation, deregulation, re-regulation, reversal of supply/demand imbalances) be identified for an individual company, in-depth fundamental research is then performed to validate the catalyst and to derive forecasts for earnings and trends in return on invested capital (ROIC), return on assets (ROA) and return on equity (ROE). Those equities with strong value-enhancing catalysts, the potential for an improving trend in ROIC and deemed to have adequate total return potential are included in the portfolio.~~

~~All portfolio holdings are continuously monitored and evaluated based upon their progress relative to the Adviser’s expectations for earnings growth and improving profitability.  Portfolio positions may be sold when the Adviser determines that the investment has reached its full value, profitability expectations have been met, the initial reason for owning is no longer valid, an unexpected change in the business or industry causes the initial investment thesis to change with negative implications, a better investment opportunity arises or a position weighting needs to be downsized for portfolio management reasons.~~

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

General Risks. There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

·

Market Risk. Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

·

Value Investing Risk. Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

·

Non-Diversified Portfolio Risk. The Fund is “non-diversified,” and thus invests its assets in a smaller number of companies than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

·

Foreign (Non-U.S.) Securities Risk. Investments in foreign securities (including American Depository Receipts, or ADRs) carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

·

Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

·

Large Capitalization Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

·

Mid-Capitalization Company Risk.  The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

·

Special Situations Risk. Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investments.

·

Risks of Investing in a Managed Fund. The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

·

Limited Operating History. The Fund and the Adviser each have a limited history of operations.  Additionally, certain types of transactions may have a disproportionate impact on the Fund’s performance if the Fund does not achieve significant scale.  The Fund may also not grow to an economically viable size and thus may be liquidated at a time that is not beneficial for all of its shareholders.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. ~~Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7933.~~

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Linde Hansen Contrarian Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Linde Hansen Contrarian Value Fund (the “Fund”) is long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 8 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 7 % of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In order to accomplish the Fund’s objectives, the ~~Adviser will use its disciplined, contrarian value strategy to invest in equities (primarily common stock, but the Fund may also invest in American Depository Receipts (ADRs), preferred stock and/or other securities convertible into common stock), traded on U.S. based exchanges; building concentrated, long-only portfolios.  The Adviser will not buy any securities on exchanges located outside of the United States.  The Adviser will not sell common stock short nor will it use derivatives as part of its strategy.~~

~~The Adviser believes owning undervalued securities of companies expected to realize an improving trend in profitability will, over time, generate strong real-returns and control risk.  The Adviser targets for initial purchase the securities of companies traded on U.S. based exchanges with an equity market capitalization of $200 million or larger.  The Adviser places no limits with regard to capitalization exposure.~~

~~The Adviser , is a contrarian, value-oriented, bottom-up, fundamental research investment manager. The Adviser strives to identify situations where the common stock price is not currently reflecting the true earnings potential of the underlying company.  Generally these situations arise when a company has fallen upon financial adversity and the consensus agrees that recovery is unlikely.  This creates an opportunity for the Adviser to identify changes occurring at the company or within the industry (catalysts) that it believes will enable profitability to return to normal levels.  The Adviser’s investment process enables it to take positions in these companies - contrary to consensus thought - when detailed analysis supports the case.~~

~~Its investment process begins with proprietary screens designed to identify undervalued equity securities traded on U.S. based exchanges.  Those equities that are attractive from a valuation basis become candidates for further research. Should a value-enhancing catalyst or “special situation” (for example, new management, restructuring, reorganization, acquisition, divestiture, new product, consolidation, deregulation, re-regulation, reversal of supply/demand imbalances) be identified for an individual company, in-depth fundamental research is then performed to validate the catalyst and to derive forecasts for earnings and trends in return on invested capital (ROIC), return on assets (ROA) and return on equity (ROE). Those equities with strong value-enhancing catalysts, the potential for an improving trend in ROIC and deemed to have adequate total return potential are included in the portfolio.~~

~~All portfolio holdings are continuously monitored and evaluated based upon their progress relative to the Adviser’s expectations for earnings growth and improving profitability.  Portfolio positions may be sold when the Adviser determines that the investment has reached its full value, profitability expectations have been met, the initial reason for owning is no longer valid, an unexpected change in the business or industry causes the initial investment thesis to change with negative implications, a better investment opportunity arises or a position weighting needs to be downsized for portfolio management reasons.~~

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

General Risks. There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

·

Market Risk. Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

·

Value Investing Risk. Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

·

Non-Diversified Portfolio Risk. The Fund is “non-diversified,” and thus invests its assets in a smaller number of companies than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

·

Foreign (Non-U.S.) Securities Risk. Investments in foreign securities (including American Depository Receipts, or ADRs) carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

·

Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

·

Large Capitalization Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

·

Mid-Capitalization Company Risk.  The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

·

Special Situations Risk. Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investments.

·

Risks of Investing in a Managed Fund. The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

·

Limited Operating History. The Fund and the Adviser each have a limited history of operations.  Additionally, certain types of transactions may have a disproportionate impact on the Fund’s performance if the Fund does not achieve significant scale.  The Fund may also not grow to an economically viable size and thus may be liquidated at a time that is not beneficial for all of its shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is "non-diversified," and thus invests its assets in a smaller number of companies than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund's value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. ~~Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7933.~~

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7933
Linde Hansen Contrarian Value Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,817
Linde Hansen Contrarian Value Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a maximum CDSC of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	560
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,427

[1]	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a maximum CDSC of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	Pursuant to an operating expense limitation agreement between Linde, Hansen & Co., LLC (the " Adviser ") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs, taxes or extraordinary expenses) for the Fund do not exceed 1.40% and 1.15%, of the Fund's average net assets, for Class A and Class I shares, respectively, through March 31, 2014. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Mariner Hyman Beck Fund | Mariner Hyman Beck Fund
Mariner Hyman Beck Fund
Investment Objective.
The investment objective of the Mariner Hyman Beck Fund (the “Fund”) is income and capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 15 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Mariner Hyman Beck Fund	Mariner Hyman Beck Fund Class A Shares	Mariner Hyman Beck Fund Class C Shares	Mariner Hyman Beck Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mariner Hyman Beck Fund		Mariner Hyman Beck Fund Class A Shares	Mariner Hyman Beck Fund Class C Shares	Mariner Hyman Beck Fund Class I Shares
Management Fees		0.96%	0.96%	0.96%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.79%	1.79%	1.79%
Acquired Fund Fees and Expenses	[2]	0.17%	0.17%	0.17%
Total Annual Fund Operating expenses		3.17%	3.92%	2.92%
Fee Waiver and Expense Reimbursements	[3]	(1.00%)	(1.00%)	(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		2.17%	2.92%	1.92%
[1]	Other Expenses include commodity trading advisor fees, if any, but do not include the costs of investing in Underlying Pools, like commodity pools, that are not investment companies. The Fund estimates that Underlying Pool expenses, if presented, would be 1.33%, which would be in addition to the Fund's Total Annual Fund Operating Expenses. This would result in total annual operating expenses of 3.50%, 4.25% and 3.25% for Class A, Class C and Class I shares, respectively. This estimate does not include performance-based fees, which cannot be meaningfully estimated. The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between RJO Investment Management, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses such as litigation) for the Fund do not exceed 2.00%, 2.75%, and 1.75%, of the Fund's average net assets, for Class A, Class C, and Class I shares, respectively, through March 31, 2014, and then 3.00%, 3.75% and 2.75% for Class A, Class C and Class I shares, respectively, adjusted annually of the average daily net assets through March 31, 2023, This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Mariner Hyman Beck Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Mariner Hyman Beck Fund Class A Shares	758	1,385	2,036	3,770
Mariner Hyman Beck Fund Class C Shares	295	1,104	1,931	4,076
Mariner Hyman Beck Fund Class I Shares	195	810	1,450	3,171

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ~~0.00 % of the average value of the portfolio.~~

Principal Investment Strategies.

The Fund seeks to achieve its investment objectives using two principal strategies:

·

Short-term Fixed Income Strategy: For the short-term fixed income strategy, decisions are driven by liquidity, rating and time to maturity. This portion of the portfolio is constructed in order to mitigate interest rate and credit risk while optimizing income, and will involve investment in securities including but not limited to: cash, cash equivalents, and upper medium investment grade to prime investment grade, short-term debt securities and money market instruments.

·

Global Macro Managed Futures Overlay: The global macro managed futures overlay is intended to provide returns non-correlated with traditional portfolios through allocation to alternative investments. Implementation of the strategy is based on multiple forms of diversification: 1) across market sectors; 2) across geography; 3) across short, medium and long term holding periods; and 4) across tactical strategies such as trend following (identifying opportunities as prices trend up and down), and mean reversion (analyzing statistics over the long term and investing as prices revert to the long term price average).  The fundamental strategy can be deployed by allocating assets to multi-strategy single portfolio managers and/or funds, or by combining multiple specialist managers and/or funds (each an “Underlying Pool”). Each Underlying Pool invests according to its manager’s trading strategy, and will generally trade a diversified portfolio of commodity interests, including but not limited to: futures contracts, forward contracts, foreign exchange commitments, options on physical commodities and on futures contracts, spot (cash) commodities and currencies. The holding periods for trades may vary and could last from a few days to over one year. Quantitative models driven mainly by volatility and correlation measurements are used in order to control investment biases (such as biases for larger contracts or higher margin contracts).

The Fund will execute its managed futures strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures as the Fund.

The Fund may also pursue its managed futures strategy by investing a portion of its assets directly in certain financial-related derivatives. The Fund anticipates that it will generally invest between 10-70% of its assets (whether directly or through the Subsidiary) pursuant to the managed futures strategy. The Fund anticipates that it will generally invest between 30-90% of its assets pursuant to the short-term fixed income strategy, although it reserves the right to invest up to 100% of its assets pursuant to the short-term fixed income strategy.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

Commodities Risk.   Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

·

Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

·

Fixed Income Securities Risks.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

·

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

General Market Risk.  The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

·

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

·

Limited History of Operations: The Fund has a limited history of operation. In addition, the Adviser has limited experience managing a mutual fund.

·

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk.  The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Short Position Risk: While the Fund will not take short positions, the Underlying Pools may. As a result, the Underlying Pools (and indirectly the Fund) will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the underlying portfolio manager’s ability to accurately anticipate the future value of a security or instrument. The Underlying Pools’ losses are potentially unlimited in a short position transaction.

·

Strategy Risk.  The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·

Regulatory Change Risk:   In 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain rule amendments that significantly affected the exemptions from CFTC regulations available to the Fund, its Subsidiary and the Adviser.  As of January 1, 2013, the Adviser no longer qualifies for the exclusion from the definition of the term “commodity pool operator” or “CPO” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund’s operation.  The Adviser is now registered as a commodity pool operator (“CPO”) with the CFTC and, accordingly, is subject to CFTC regulations.  The on-going compliance implications of these amendments, however, are not yet fully effective and their scope of application is still uncertain.  CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Fund once the CFTC proposal that seeks to “harmonize” these obligations with overlapping SEC regulations is finalized.  The effects of these regulatory changes could increase Fund expenses, reduce investment returns or limit the Fund’s ability to implement its investment strategy.

·

Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.  Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.  Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  However, the IRS has suspended issuance of any further letters pending a review of its position.  If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

·

Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager.  Management fees typically are based on the leveraged account size and not the actual cash invested in the Underlying Pool.  Based on expected leverage levels, the management fees paid by the Underlying Pools to their managers will represent between 0% and approximately 12.5% of the Fund’s investment in the Underlying Pools.  Depending on the fee, this represents between 0 to 2.5% of the Fund’s assets.  Performance fees will range from 10% to 35% of each Underlying Pool’s returns and are computed for each Underlying Pool without regard the performance other Underlying Pools. Accordingly, the Fund may indirectly pay a performance fee to an Underlying Pool’s manager with positive investment performance, even if the Fund’s overall returns are negative. Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Adviser has, on behalf of the Subsidiary, filed with the National Futures Association a notice claiming exemption from the CFTC’s reporting and disclosure requirements in accordance with Part 4 of the CFTC Regulations.  The CFTC regulations provide relief relating to CFTC disclosure and reporting requirements for commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund).  Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2012 compare with those of a broad measure of market performance.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. ~~Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by calling the Fund toll-free at 1-855-542-4MHB (4642).~~

Class I Shares1 Calendar Year Returns as of December 31,

[1] The returns shown in the bar chart are for Class I shares. The performance of Class A and Class C shares will differ due to differences in expenses and sales load charges.

During the period shown in the bar chart, the best performance for a quarter was 0.00% (for the quarter ended March 31, 2012 ).  The worst performance was -10.30% (for the quarter ended September 30, 2012 ).

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Returns Mariner Hyman Beck Fund	1 Year	Since Inception		Inception Date
Mariner Hyman Beck Fund Class I Shares	(11.60%)	(11.17%)	[1]	Dec 16, 2011
Mariner Hyman Beck Fund Class A Shares	(16.54%)	(15.94%)	[1]	Dec 16, 2011
Mariner Hyman Beck Fund Class C Shares	(12.00%)	(11.55%)	[1]	Dec 16, 2011
After Taxes on Distributions Mariner Hyman Beck Fund Class I Shares	(11.60%)	(11.17%)	[1]
After Taxes on Distributions and Sale of Fund Shares Mariner Hyman Beck Fund Class I Shares	(7.54%)	(9.49%)	[1]
BofAML 3 Month Treasury Bill Index	0.11%	0.10%
Barclay BTOP50 Index (reflects no deduction for fees, expenses or taxes)	(1.92%)	(1.97%)
[1]	The Fund commenced operations on December 16, 2011.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The BofAML 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Investing in an Index is not possible.

 The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50.  In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mariner Hyman Beck Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Mariner Hyman Beck Fund (the “Fund”) is income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 15 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ~~0.00 % of the average value of the portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives using two principal strategies:

·

Short-term Fixed Income Strategy: For the short-term fixed income strategy, decisions are driven by liquidity, rating and time to maturity. This portion of the portfolio is constructed in order to mitigate interest rate and credit risk while optimizing income, and will involve investment in securities including but not limited to: cash, cash equivalents, and upper medium investment grade to prime investment grade, short-term debt securities and money market instruments.

·

Global Macro Managed Futures Overlay: The global macro managed futures overlay is intended to provide returns non-correlated with traditional portfolios through allocation to alternative investments. Implementation of the strategy is based on multiple forms of diversification: 1) across market sectors; 2) across geography; 3) across short, medium and long term holding periods; and 4) across tactical strategies such as trend following (identifying opportunities as prices trend up and down), and mean reversion (analyzing statistics over the long term and investing as prices revert to the long term price average).  The fundamental strategy can be deployed by allocating assets to multi-strategy single portfolio managers and/or funds, or by combining multiple specialist managers and/or funds (each an “Underlying Pool”). Each Underlying Pool invests according to its manager’s trading strategy, and will generally trade a diversified portfolio of commodity interests, including but not limited to: futures contracts, forward contracts, foreign exchange commitments, options on physical commodities and on futures contracts, spot (cash) commodities and currencies. The holding periods for trades may vary and could last from a few days to over one year. Quantitative models driven mainly by volatility and correlation measurements are used in order to control investment biases (such as biases for larger contracts or higher margin contracts).

The Fund will execute its managed futures strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures as the Fund.

The Fund may also pursue its managed futures strategy by investing a portion of its assets directly in certain financial-related derivatives. The Fund anticipates that it will generally invest between 10-70% of its assets (whether directly or through the Subsidiary) pursuant to the managed futures strategy. The Fund anticipates that it will generally invest between 30-90% of its assets pursuant to the short-term fixed income strategy, although it reserves the right to invest up to 100% of its assets pursuant to the short-term fixed income strategy.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

Commodities Risk.   Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

·

Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

·

Fixed Income Securities Risks.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

·

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

General Market Risk.  The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

·

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

·

Limited History of Operations: The Fund has a limited history of operation. In addition, the Adviser has limited experience managing a mutual fund.

·

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk.  The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Short Position Risk: While the Fund will not take short positions, the Underlying Pools may. As a result, the Underlying Pools (and indirectly the Fund) will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the underlying portfolio manager’s ability to accurately anticipate the future value of a security or instrument. The Underlying Pools’ losses are potentially unlimited in a short position transaction.

·

Strategy Risk.  The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·

Regulatory Change Risk:   In 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain rule amendments that significantly affected the exemptions from CFTC regulations available to the Fund, its Subsidiary and the Adviser.  As of January 1, 2013, the Adviser no longer qualifies for the exclusion from the definition of the term “commodity pool operator” or “CPO” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund’s operation.  The Adviser is now registered as a commodity pool operator (“CPO”) with the CFTC and, accordingly, is subject to CFTC regulations.  The on-going compliance implications of these amendments, however, are not yet fully effective and their scope of application is still uncertain.  CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Fund once the CFTC proposal that seeks to “harmonize” these obligations with overlapping SEC regulations is finalized.  The effects of these regulatory changes could increase Fund expenses, reduce investment returns or limit the Fund’s ability to implement its investment strategy.

·

Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.  Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.  Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  However, the IRS has suspended issuance of any further letters pending a review of its position.  If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

·

Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager.  Management fees typically are based on the leveraged account size and not the actual cash invested in the Underlying Pool.  Based on expected leverage levels, the management fees paid by the Underlying Pools to their managers will represent between 0% and approximately 12.5% of the Fund’s investment in the Underlying Pools.  Depending on the fee, this represents between 0 to 2.5% of the Fund’s assets.  Performance fees will range from 10% to 35% of each Underlying Pool’s returns and are computed for each Underlying Pool without regard the performance other Underlying Pools. Accordingly, the Fund may indirectly pay a performance fee to an Underlying Pool’s manager with positive investment performance, even if the Fund’s overall returns are negative. Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Adviser has, on behalf of the Subsidiary, filed with the National Futures Association a notice claiming exemption from the CFTC’s reporting and disclosure requirements in accordance with Part 4 of the CFTC Regulations.  The CFTC regulations provide relief relating to CFTC disclosure and reporting requirements for commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund).  Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2012 compare with those of a broad measure of market performance.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. ~~Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by calling the Fund toll-free at 1-855-542-4MHB (4642).~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Fund by showing how the Fund's average annual returns through December 31, 2012 compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The BofAML 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Investing in an Index is not possible. The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-542-4MHB (4642)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares1 Calendar Year Returns as of December 31,
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The returns shown in the bar chart are for Class I shares. The performance of Class A and Class C shares will differ due to differences in expenses and sales load charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 0.00% (for the quarter ended March 31, 2012 ).  The worst performance was -10.30% (for the quarter ended September 30, 2012 ).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.30%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The BofAML 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Investing in an Index is not possible.

 The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50.  In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
BofAML 3 Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%
Barclay BTOP50 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Mariner Hyman Beck Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.79%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	810
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,171
Annual Return 2012	rr_AnnualReturn2012	(11.60%)
1 Year	rr_AverageAnnualReturnYear01	(11.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.17%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2011
Mariner Hyman Beck Fund Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.17%)	[4]
Mariner Hyman Beck Fund Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.49%)	[4]
Mariner Hyman Beck Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.79%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.17%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	758
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,770
1 Year	rr_AverageAnnualReturnYear01	(16.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.94%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2011
Mariner Hyman Beck Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.79%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.92%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	295
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,104
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,931
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,076
1 Year	rr_AverageAnnualReturnYear01	(12.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.55%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2011

[1]	Other Expenses include commodity trading advisor fees, if any, but do not include the costs of investing in Underlying Pools, like commodity pools, that are not investment companies. The Fund estimates that Underlying Pool expenses, if presented, would be 1.33%, which would be in addition to the Fund's Total Annual Fund Operating Expenses. This would result in total annual operating expenses of 3.50%, 4.25% and 3.25% for Class A, Class C and Class I shares, respectively. This estimate does not include performance-based fees, which cannot be meaningfully estimated. The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between RJO Investment Management, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses such as litigation) for the Fund do not exceed 2.00%, 2.75%, and 1.75%, of the Fund's average net assets, for Class A, Class C, and Class I shares, respectively, through March 31, 2014, and then 3.00%, 3.75% and 2.75% for Class A, Class C and Class I shares, respectively, adjusted annually of the average daily net assets through March 31, 2023, This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.
[4]	The Fund commenced operations on December 16, 2011.

North Star Opportunity Fund | North Star Opportunity Fund
North Star Opportunity Fund
Investment Objective.
The investment objective of the North Star Opportunity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page ~~11 of this Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees North Star Opportunity Fund	North Star Opportunity Fund Class A Shares		North Star Opportunity Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load)	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%
[1]	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a 1.00% charge applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses North Star Opportunity Fund		North Star Opportunity Fund Class A Shares	North Star Opportunity Fund Class I Shares
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.79%	0.79%
Total Annual Fund Operating Expenses		2.04%	1.79%
Fee Waiver/Expense Reimbursement		(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.99%	1.74%
[1]	Pursuant to an operating expense limitation agreement between North Star Investment Management Corp. (the " Adviser ") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) do not exceed 1.99%, and 1.74% of the Fund's average net assets, for Class A and Class I shares, respectively, through April 30 , 2014. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example North Star Opportunity Fund (USD $)	One Year	Three Years	Five Years	Ten Years
North Star Opportunity Fund Class A Shares	765	1,173	1,606	2,804
North Star Opportunity Fund Class I Shares	177	558	965	2,101

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   From the Fund’s commencement of operations, December 15, 2011, through November 30, 2012 the Fund’s portfolio turnover rate was 59% of the average value of the portfolio.

Principal Investment Strategies.

The ~~Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund.  The Adviser intends to use a “best ideas” investment strategy, as described below, coupled with market and industry risk management through limiting position sizes and maintaining low levels of concentration within any particular industry.  The Fund may invest in long positions in publicly traded or private equities of any market capitalization, primarily common stock and American Depositary Receipts (“ADRs”), as well as preferred stock and certain convertible securities. The universe of investible securities is considered “micro to macro”, from small and micro Cap companies to the largest global corporations.  In general, the Fund intends to invest within a potentially wide range of net exposures, meaning that normally it expects to invest approximately 80 - 100% of its net assets in net long positions in securities that it deems to be underpriced. Target position sizes will range from 1% to 3% of the Fund’s net assets, for individual stocks and up to 25% for macroeconomic themes.  The Fund’s investment “best ideas” strategy consists, to a significant degree, of seeking companies with a high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”); event driven special opportunities and short term trading opportunities.  By “enterprise value,” the Adviser means the market value of a company plus the value of such company’s outstanding debt. The Fund’s capital will be dedicated to opportunistic trading situations based on its view of a particular company, market or security, which may result in a high frequency of transactions.  In addition, the Fund intends to invest in fixed income securities, with a focus on corporate and U.S. government bonds, notes and debentures and convertible debt. The Fund may invest in fixed income securities that are investment grade (i.e., rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality) as well as those that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds” without limitation. When market conditions or other considerations justify, the Fund may also devote a substantial amount of its capital to cash, cash equivalents or short-term obligations of the U.S. government, its agencies and instrumentalities.~~

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

Credit Risk. An issue or guarantor of a debt security, or the counterparty to a derivatives contract or a loan may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. Since the Fund can invest in lower-quality debt securities considered speculative in nature, this risk may be substantial.

·

Equity Market Risk.  The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

·

Fixed Income Securities Risks.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

·

.Flexible Strategy Risk. The Fund uses a variety of investment strategies to provide a positive total return regardless of market conditions. The Adviser does not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer term movements in the stock and bond market. Interest rate levels and currency valuations will not always respond as the Adviser expects and portfolio securities may remain over- or under-valued.

·

Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

·

General Market Risk.  The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

·

High-Yield Debt Securities Risk.  The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities, and are speculative in nature.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

·

High Portfolio Turnover Risk.  The risk that a high portfolio turnover rate has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of gains than if the Fund had a low portfolio turnover rate, which may lead to a higher tax liability.

·

Large-Cap Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

·

Municipal Securities Risk. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they come due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

·

REIT Risk. A real estate investment trust (a “REIT”) is a separately managed trust that makes investments in various real estate businesses. The real estate industry is particularly sensitive to: (i) economic factors, such as interest rate changes, tight credit markets, or recessions; (ii) over-building in one particular area, changes in zoning laws, or changes in neighborhood values; (iii) increases in property taxes; (iv) casualty and condemnation losses; and (v) regulatory limitations on rents. The value of real property, and the REITs that invest in it, may decrease during periods of volatility in the credit markets.

·

REITs may expose a fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

·

Small- and Micro-Cap Company Risk.  The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations.  These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

·

American Depositary Receipt (ADR) Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.  In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, ~~2012 compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  The Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.  Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.northstaropportunityfund.com or by calling the Fund toll-free at 855-580-0900~~

Class I Shares 1 Calendar Year Returns as of December 31,

[1] The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses and sales load charges.

During the period shown in the bar chart, the best performance for a quarter was 34.03% (for the quarter ended June 30, 2009).  The worst performance was -30.93% (for the quarter ended December 31, 2008).

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Returns North Star Opportunity Fund		1 Year	5 Years	Since Inception	Inception Date
North Star Opportunity Fund Class I Shares	[1]	11.06%	1.71%	2.49%	Dec 31, 2006
North Star Opportunity Fund Class A Shares	[2]	4.66%		7.57%	Dec 15, 2011
After Taxes on Distributions North Star Opportunity Fund Class I Shares	[1]	10.02%	1.52%	2.33%
After Taxes on Distributions and Sale of Fund Shares North Star Opportunity Fund Class I Shares	[1]	7.86%	1.40%	2.08%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	2.29%
[1]	Includes the performance of the Predecessor Fund which commenced operations on December 31, 2006.
[2]	Class A shares commenced operations on December 15, 2011.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	North Star Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the North Star Opportunity Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page ~~11 of this Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   From the Fund’s commencement of operations, December 15, 2011, through November 30, 2012 the Fund’s portfolio turnover rate was 59% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The ~~Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund.  The Adviser intends to use a “best ideas” investment strategy, as described below, coupled with market and industry risk management through limiting position sizes and maintaining low levels of concentration within any particular industry.  The Fund may invest in long positions in publicly traded or private equities of any market capitalization, primarily common stock and American Depositary Receipts (“ADRs”), as well as preferred stock and certain convertible securities. The universe of investible securities is considered “micro to macro”, from small and micro Cap companies to the largest global corporations.  In general, the Fund intends to invest within a potentially wide range of net exposures, meaning that normally it expects to invest approximately 80 - 100% of its net assets in net long positions in securities that it deems to be underpriced. Target position sizes will range from 1% to 3% of the Fund’s net assets, for individual stocks and up to 25% for macroeconomic themes.  The Fund’s investment “best ideas” strategy consists, to a significant degree, of seeking companies with a high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”); event driven special opportunities and short term trading opportunities.  By “enterprise value,” the Adviser means the market value of a company plus the value of such company’s outstanding debt. The Fund’s capital will be dedicated to opportunistic trading situations based on its view of a particular company, market or security, which may result in a high frequency of transactions.  In addition, the Fund intends to invest in fixed income securities, with a focus on corporate and U.S. government bonds, notes and debentures and convertible debt. The Fund may invest in fixed income securities that are investment grade (i.e., rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality) as well as those that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds” without limitation. When market conditions or other considerations justify, the Fund may also devote a substantial amount of its capital to cash, cash equivalents or short-term obligations of the U.S. government, its agencies and instrumentalities.~~

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

Credit Risk. An issue or guarantor of a debt security, or the counterparty to a derivatives contract or a loan may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. Since the Fund can invest in lower-quality debt securities considered speculative in nature, this risk may be substantial.

·

Equity Market Risk.  The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

·

Fixed Income Securities Risks.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

·

.Flexible Strategy Risk. The Fund uses a variety of investment strategies to provide a positive total return regardless of market conditions. The Adviser does not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer term movements in the stock and bond market. Interest rate levels and currency valuations will not always respond as the Adviser expects and portfolio securities may remain over- or under-valued.

·

Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

·

General Market Risk.  The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

·

High-Yield Debt Securities Risk.  The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities, and are speculative in nature.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

·

High Portfolio Turnover Risk.  The risk that a high portfolio turnover rate has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of gains than if the Fund had a low portfolio turnover rate, which may lead to a higher tax liability.

·

Large-Cap Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

·

Municipal Securities Risk. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they come due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

·

REIT Risk. A real estate investment trust (a “REIT”) is a separately managed trust that makes investments in various real estate businesses. The real estate industry is particularly sensitive to: (i) economic factors, such as interest rate changes, tight credit markets, or recessions; (ii) over-building in one particular area, changes in zoning laws, or changes in neighborhood values; (iii) increases in property taxes; (iv) casualty and condemnation losses; and (v) regulatory limitations on rents. The value of real property, and the REITs that invest in it, may decrease during periods of volatility in the credit markets.

·

REITs may expose a fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

·

Small- and Micro-Cap Company Risk.  The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations.  These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

·

American Depositary Receipt (ADR) Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.  In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, ~~2012 compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  The Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.  Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.northstaropportunityfund.com or by calling the Fund toll-free at 855-580-0900~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Fund by showing how the Fund's average annual returns through December 31, 2012 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-580-0900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northstaropportunityfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares 1 Calendar Year Returns as of December 31,
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses and sales load charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 34.03% (for the quarter ended June 30, 2009).  The worst performance was -30.93% (for the quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.93%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
North Star Opportunity Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.74%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,101
Annual Return 2007	rr_AnnualReturn2007	6.48%
Annual Return 2008	rr_AnnualReturn2008	(45.44%)
Annual Return 2009	rr_AnnualReturn2009	60.80%
Annual Return 2010	rr_AnnualReturn2010	11.38%
Annual Return 2011	rr_AnnualReturn2011	0.29%
Annual Return 2012	rr_AnnualReturn2012	11.06%
1 Year	rr_AverageAnnualReturnYear01	11.06%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.71%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2006	[2]
North Star Opportunity Fund Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.02%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.52%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%	[2]
North Star Opportunity Fund Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.40%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%	[2]
North Star Opportunity Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.99%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a 1.00% charge applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	765
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,804
1 Year	rr_AverageAnnualReturnYear01	4.66%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011	[4]

[1]	Pursuant to an operating expense limitation agreement between North Star Investment Management Corp. (the " Adviser ") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) do not exceed 1.99%, and 1.74% of the Fund's average net assets, for Class A and Class I shares, respectively, through April 30 , 2014. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.
[2]	Includes the performance of the Predecessor Fund which commenced operations on December 31, 2006.
[3]	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a 1.00% charge applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.
[4]	Class A shares commenced operations on December 15, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2013